Finance income and expense	12 Months Ended
Dec. 31, 2025
Finance Income And Expense [Abstract]
Finance income and expense
Note 11 - Finance income and expense
The following table details the Group's finance income and expense:

	For the year ended December 31,
Finance income	2025	2024[1]	2023[1]
Interest income on bank deposits	7,640	21,093	32,280
Other finance income	1,356	2,786	49
Total finance income	8,996	23,879	32,329

Finance expense
Interest expense on credit facilities and financing obligations	(238,916)	(187,151)	(116,190)
Interest expense on related party, trade payables and financing liabilities[2]	(131,723)	(140,838)	(84,480)
Interest expense related to lease liabilities	(4,587)	(7,423)	(5,008)
Loss on debt modification - related party convertible instrument[3]	—	(2,761)	(7,553)
Other finance expenses	(9,964)	(3,009)	(11)
Total finance expenses	(385,190)	(341,182)	(213,242)
1 - Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - Comprised of interest on overdue trade payables balances and interest on related party borrowings for the years ended December 31, 2025, 2024, and 2023, interest expense to related parties.
3 - Relates to loss incurred on Polestar's modification of its related party convertible instrument with Volvo Cars for the years ended December 31, 2024 and 2023. For further details, refer to Note 26 - Loans and borrowings.